Other Receivables - Summary of lease investment and net lease investment (Detail) - Other receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases By Lessor [Line Items]
Undiscounted lease payments	₩ 129,231	₩ 141,208
Unrealized interest income	(34,327)	(38,266)
Present value of minimum lease payment	94,904	102,942
Less than 1 year [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	19,051	24,965
1 year - 3 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	31,805	31,840
3 years – 5 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	9,848	20,820
Over 5 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	₩ 68,527	₩ 63,583